Employee benefits - Net defined benefit obligations - Funded status (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 3,199	€ 2,337	€ 2,771	€ 3,270
Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,740	2,812	3,229	€ 3,684
Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	571	549	562
Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	3,169	2,262	€ 2,667
Annuity-based defined benefit plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	10	56
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	550	529
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	550
Annuity-based defined benefit plans [member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	0
Capital Based Defined Benefit Plans [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	855	858
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	856	859
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Funded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	21
Capital Based Defined Benefit Plans [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	835
Other Post-Employment Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	16	17
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	16	17
Other Post-Employment Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	16
French part-time for seniors plans [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,720	802
French part-time for seniors plans [member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,720	802
French part-time for seniors plans [member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	1,720
Other Long-Term Benefits [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	598	605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	598	€ 605
Other Long-Term Benefits [Member] | Present value of defined benefit obligation [member] | IFRS Unfunded Plan [Member]
Changes in net defined benefit liability (asset) [abstract]
Benefit obligations	€ 598